Average Annual Total Returns{- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-11 - Fidelity® Low-Priced Stock Fund	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	24.52%	13.00%	13.07%	21.03%	10.22%	10.97%	16.65%	9.78%	10.35%	14.82%	12.02%	13.23%